Schedule of investments

Delaware Tax-Free Pennsylvania Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 100.36%
Corporate Revenue Bonds - 8.01%
Allegheny County Industrial Development Authority
Revenue
(United States Steel Corporation Project)
4.875% 11/1/24	1,250,000	$1,296,025
5.125% 5/1/30	3,250,000	3,453,353
Delaware County Industrial Development Authority
(Covanta Project) Series A 5.00% 7/1/43	2,155,000	2,188,165
Pennsylvania Commonwealth Financing Authority Revenue
(Tobacco Master Settlement Payment Revenue)
4.00% 6/1/39 (AGM)	5,045,000	5,582,091
Pennsylvania Economic Development Financing Authority
(National Gypsum) 5.50% 11/1/44 (AMT)	4,000,000	4,264,960
Pennsylvania Economic Development Financing Authority
Solid Waste Disposal Revenue
(CarbonLite P, LLC Project)
144A 5.25% 6/1/26 (AMT)#	1,750,000	1,815,923
144A 5.75% 6/1/36 (AMT)#	2,375,000	2,532,367
(Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)	11,000,000	14,258,860
		35,391,744
Education Revenue Bonds - 13.99%
Allegheny County Higher Education Building Authority
Revenue
(Carnegie Mellon University) Series A 5.00% 3/1/24	1,000,000	1,085,000
(Chatham University) Series A 5.00% 9/1/30	1,500,000	1,597,470
(Robert Morris University)
5.00% 10/15/47	1,500,000	1,676,535
Series A 5.50% 10/15/30	1,275,000	1,310,981
Series A 5.75% 10/15/40	2,200,000	2,261,248
Bucks County Industrial Development Authority Revenue
(George School Project) 5.00% 9/15/36	4,455,000	4,727,735
(School Lane Charter School Project) Series A
5.125% 3/15/46	2,500,000	2,810,425
Chester County Industrial Development Authority Revenue
(Avon Grove Charter School Project)
Series A 5.00% 12/15/47	1,160,000	1,299,838
Series A 5.00% 12/15/51	770,000	861,137
(Renaissance Academy Charter School Project)
5.00% 10/1/34	1,000,000	1,100,800
5.00% 10/1/39	1,250,000	1,364,700
5.00% 10/1/44	1,000,000	1,085,900

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County Industrial Development Authority Student
Housing Revenue
(University Student Housing Project at West Chester
University)
Series A 5.00% 8/1/30	1,100,000	$1,196,140
Series A 5.00% 8/1/45	1,250,000	1,336,175
Delaware County Authority Revenue
(Cabrini University) 5.00% 7/1/47	2,000,000	2,227,980
East Hempfield Township Industrial Development Authority
(Student Services - Student Housing Project at
Millersville University)
5.00% 7/1/39	875,000	949,777
5.00% 7/1/45	2,500,000	2,655,700
5.00% 7/1/46	1,425,000	1,536,150
5.00% 7/1/47	1,000,000	1,092,970
Montgomery County Higher Education & Health Authority
Revenue
(Arcadia University)
5.625% 4/1/40	2,375,000	2,398,774
5.75% 4/1/40	2,000,000	2,203,320
Northeastern Pennsylvania Hospital & Education Authority
Revenue
(King’s College Project) 5.00% 5/1/44	1,000,000	1,177,830
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Drexel University) 5.00% 5/1/41	1,000,000	1,177,830
(University Properties Student Housing - East
Stroudsburg University of Pennsylvania) 5.00% 7/1/42	500,000	506,765
Pennsylvania State University
Series A 5.00% 9/1/41	2,000,000	2,494,940
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project)
Series A 7.25% 6/15/43	2,500,000	2,881,875
(Green Woods Charter School Project)
Series A 5.50% 6/15/22	565,000	586,662
Series A 5.75% 6/15/42	2,500,000	2,621,575
(International Apartments of Temple University)
Series A 5.375% 6/15/30	1,500,000	1,521,585
Series A 5.625% 6/15/42	3,000,000	3,040,050
(Philadelphia Performing Arts Charter School Project)
144A 6.75% 6/15/43 #	2,550,000	2,593,223
(Tacony Academy Charter School Project)
Series A-1 6.75% 6/15/33	1,020,000	1,129,262

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(Tacony Academy Charter School Project)
Series A-1 7.00% 6/15/43	1,535,000	$1,694,348
(Temple University Second Series) 5.00% 4/1/36	1,145,000	1,309,640
State Public School Building Authority
(Montgomery County Community College)
5.00% 5/1/28	2,000,000	2,338,000
		61,852,340
Electric Revenue Bonds - 0.41%
Puerto Rico Electric Power Authority
Series CCC 5.25% 7/1/27 ‡	985,000	755,988
Series WW 5.00% 7/1/28 ‡	1,385,000	1,062,988
		1,818,976
Healthcare Revenue Bonds - 37.35%
Allegheny County Hospital Development Authority
Revenue
(Allegheny Health Network Obligated Group Issue)
Series A 4.00% 4/1/44	1,350,000	1,447,524
(University of Pittsburgh Medical Center)
Series A 4.00% 7/15/36	1,750,000	1,971,445
Series A 4.00% 7/15/37	1,500,000	1,680,750
Series A 4.00% 7/15/38	700,000	779,919
Berks County Industrial Development Authority Revenue
(The Highlands at Wyomissing)
5.00% 5/15/38	415,000	468,614
5.00% 5/15/43	500,000	559,160
5.00% 5/15/48	1,000,000	1,112,190
Series A 5.00% 5/15/37	1,365,000	1,567,812
Series A 5.00% 5/15/42	500,000	566,745
Series A 5.00% 5/15/47	600,000	675,846
Series C 5.00% 5/15/42	1,000,000	1,111,770
Series C 5.00% 5/15/47	1,000,000	1,107,340
(Tower Health Project)
4.00% 11/1/47	2,500,000	2,605,075
5.00% 11/1/50	5,105,000	5,785,088
Berks County Municipal Authority Revenue
(Reading Hospital & Medical Center Project) Unrefunded
Series A-3 5.50% 11/1/31	5,005,000	5,050,245
Bucks County Industrial Development Authority Revenue
(Saint Luke’s University Health Network Project)
4.00% 8/15/44	2,400,000	2,582,736
4.00% 8/15/50	1,400,000	1,495,774

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Butler County Hospital Authority Revenue
(Butler Health System Project) Series A 5.00% 7/1/39	1,625,000	$1,834,527
Centre County Hospital Authority Revenue
(Mount Nittany Medical Center Project) Series A
4.00% 11/15/47	1,400,000	1,507,618
Chester County Health & Education Facilities Authority
Revenue
(Simpson Senior Services Project)
Series A 5.00% 12/1/35	775,000	836,062
Series A 5.25% 12/1/45	1,360,000	1,465,577
Cumberland County Municipal Authority Revenue
(Diakon Lutheran Social Ministries Project)
5.00% 1/1/38	2,000,000	2,192,020
(Penn State Health) 4.00% 11/1/49	10,000,000	10,952,000
DuBois Hospital Authority
(Penn Highlands Healthcare) 4.00% 7/15/48	2,000,000	2,134,220
Franklin County Industrial Development Authority Revenue
(Menno-Haven Project) 5.00% 12/1/53	1,900,000	2,062,393
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A-1 5.00% 2/15/45	5,000,000	5,866,300
Series A-1 5.125% 6/1/41	4,000,000	4,201,680
General Authority of Southcentral Pennsylvania Revenue
(WellSpan Health Obligated Group)
Series A 5.00% 6/1/38	1,000,000	1,236,500
Series A 5.00% 6/1/39	5,000,000	6,166,950
Indiana County Hospital Authority Revenue
(Indiana Regional Medical Center) Series A
6.00% 6/1/39	1,625,000	1,771,185
Lancaster County Hospital Authority Revenue
(Brethren Village Project)
5.25% 7/1/35	250,000	271,195
5.25% 7/1/41	1,000,000	1,096,050
5.50% 7/1/45	1,000,000	1,090,990
(Landis Homes Retirement Community Project) Series A
5.00% 7/1/45	2,000,000	2,149,720
(Masonic Villages Project)
5.00% 11/1/35	1,000,000	1,167,840
5.00% 11/1/36	510,000	594,196
5.00% 11/1/37	250,000	289,883
(St. Anne’s Retirement Community Project)
5.00% 4/1/27	1,425,000	1,487,899
5.00% 4/1/33	1,830,000	1,894,910

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lehigh County General Purpose Authority Revenue
(Bible Fellowship Church Homes Project)
5.125% 7/1/32	1,000,000	$1,022,590
5.25% 7/1/42	1,500,000	1,534,005
Lehigh County General Purpose Hospital Authority
Revenue
(Lehigh Valley Health Network) Series A 4.00% 7/1/49	5,000,000	5,420,600
Monroe County Hospital Authority Revenue
(Pocono Medical Center)
5.00% 7/1/36	1,710,000	1,994,971
5.00% 7/1/41	1,000,000	1,155,800
Monroeville Finance Authority
(University of Pittsburgh Medical Center) 5.00% 2/15/25	1,000,000	1,180,030
Montgomery County Higher Education & Health Authority
Revenue
(Thomas Jefferson University) Series A 4.00% 9/1/49	2,500,000	2,695,750
Montgomery County Industrial Development Authority
Retirement Community Revenue
(ACTS Retirement Life Communities Obligated Group)
5.00% 11/15/27	1,250,000	1,346,737
5.00% 11/15/28	1,600,000	1,720,320
5.00% 11/15/29	680,000	730,803
Montgomery County Industrial Development Authority
Revenue
(Albert Einstein Healthcare Network) Series A
5.25% 1/15/45	2,500,000	2,794,275
(Waverly Heights Project)
5.00% 12/1/44	500,000	578,030
5.00% 12/1/49	1,250,000	1,437,087
(Whitemarsh Continuing Care Retirement Community
Project)
5.375% 1/1/50	4,000,000	4,201,600
Series A 5.375% 1/1/51	1,500,000	1,599,105
Moon Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	4,000,000	4,350,200
Northampton County Industrial Development Authority
(Morningstar Senior Living Project) 5.00% 7/1/32	1,275,000	1,339,719
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	715,000	722,257
Series A 144A 6.75% 12/1/53 #	5,400,000	5,472,522

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority
Revenue
(University of Pittsburgh Medical Center) Series A
5.00% 7/1/43	1,265,000	$1,389,729
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Thomas Jefferson University)
Series A 5.00% 9/1/45	7,000,000	7,866,530
Series A 5.25% 9/1/50	2,500,000	2,857,400
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System)
4.00% 8/15/49	7,490,000	8,258,099
Series A 4.00% 8/15/42	4,000,000	4,381,400
Philadelphia Authority for Industrial Development Revenue
(Children’s Hospital of Philadelphia Project)
5.00% 7/1/34	5,000,000	6,074,500
(Thomas Jefferson University) Series A 5.00% 9/1/47	2,500,000	2,874,400
(Wesley Enhanced Living Obligated Group) Series A
5.00% 7/1/49	2,500,000	2,751,150
Pocono Mountains Industrial Park Authority Revenue
(St. Luke’s Hospital - Monroe Project) Series A
5.00% 8/15/40	4,000,000	4,514,960
		165,102,317
Housing Revenue Bond - 0.47%
Philadelphia Authority for Industrial Development Revenue
(The PresbyHomes Germantown Project) Series A
5.625% 7/1/35 (HUD)	2,065,000	2,067,767
		2,067,767
Lease Revenue Bonds - 1.00%
Philadelphia Municipal Authority Revenue
(Juvenile Justice Services Center)
5.00% 4/1/37	1,250,000	1,479,913
5.00% 4/1/38	1,000,000	1,180,510
5.00% 4/1/39	1,500,000	1,767,195
		4,427,618
Local General Obligation Bonds - 8.59%
Allegheny County
Series C-69 5.00% 12/1/28	1,000,000	1,104,790
Series C-70 5.00% 12/1/33	2,205,000	2,424,839
Series C-77 5.00% 11/1/43	4,535,000	5,522,768
Chester County
4.00% 7/15/32	2,000,000	2,354,760

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chester County
5.00% 7/15/30	3,000,000	$3,872,760
City of Philadelphia
5.00% 8/1/41	1,260,000	1,493,226
Series A 5.00% 8/1/37	1,750,000	2,095,135
Series A 5.25% 7/15/29	2,500,000	2,841,500
Series B 5.00% 2/1/39	1,000,000	1,225,420
City of Pittsburgh
4.00% 9/1/35	750,000	841,050
4.00% 9/1/36	500,000	559,425
Series B 5.00% 9/1/26	3,000,000	3,295,740
North Allegheny School District
4.00% 5/1/37	1,065,000	1,214,888
Philadelphia School District
Series F 5.00% 9/1/36	2,000,000	2,336,200
Series F 5.00% 9/1/37	1,500,000	1,747,170
Series F 5.00% 9/1/38	2,000,000	2,324,480
Tredyffrin Easttown School District
5.00% 2/15/38	2,250,000	2,699,820
		37,953,971
Pre-Refunded/Escrowed to Maturity Bonds - 8.49%
Allegheny County Higher Education Building Authority
Revenue
(Carlow University Project)
6.75% 11/1/31-21§	750,000	827,797
7.00% 11/1/40-21§	1,000,000	1,107,630
Central Bradford Progress Authority
(Guthrie Health Issue) 5.375% 12/1/41-21§	1,000,000	1,081,620
Delaware County Regional Water Quality Control Authority
5.00% 5/1/32-23§	2,000,000	2,256,820
Monroe County Hospital Authority
(Pocono Medical Center)
Series A 5.00% 1/1/32-22§	1,150,000	1,237,423
Series A 5.00% 1/1/41-22§	1,500,000	1,614,030
Montgomery County Higher Education & Health Authority
Revenue
(Abington Memorial Hospital Obligated Group) Series A
5.00% 6/1/31-22§	2,000,000	2,187,260
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(AICUP Financing Program - St. Francis University
Project) Series JJ2 6.25% 11/1/41-21§	2,355,000	2,582,305

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Pennsylvania Higher Educational Facilities Authority
College & University Revenue
(Edinboro University Foundation Student Housing
Project) 6.00% 7/1/43-20§	1,000,000	$1,028,130
(Indiana University - Student Housing Project)
Series A 5.00% 7/1/27-22§	1,740,000	1,910,590
Series A 5.00% 7/1/41-22§	1,500,000	1,647,060
(Philadelphia University) 5.00% 6/1/32-23§	2,000,000	2,263,000
(Shippensburg University - Student Housing Project)
6.25% 10/1/43-21§	2,000,000	2,184,680
(University of the Arts) 5.20% 3/15/25 (AGC)§	4,490,000	5,023,771
Pennsylvania Higher Educational Facilities Authority
Revenue
(University of Pennsylvania Health System) Series A
5.25% 8/15/26-21§	3,910,000	4,181,119
Philadelphia Authority for Industrial Development Revenue
(MaST Charter School Project) 6.00% 8/1/35-20§	1,610,000	1,660,055
(New Foundations Charter School Project)
6.625% 12/15/41-22§	1,000,000	1,157,550
South Fork Municipal Hospital Authority Revenue
(Conemaugh Health System Project) 5.50% 7/1/29-20§	3,500,000	3,586,555
		37,537,395
Special Tax Revenue Bonds - 7.14%
Allentown Neighborhood Improvement Zone Development
Authority Revenue
Series A 5.00% 5/1/42	2,500,000	2,617,950
(City Center Project) 144A 5.375% 5/1/42 #	1,800,000	2,020,302
(City Center Refunding Project) 144A 5.00% 5/1/42 #	2,500,000	2,801,750
Chester County Industrial Development Authority Special
Obligation Revenue
(Woodlands at Greystone Project)
144A 5.00% 3/1/38 #	560,000	596,938
144A 5.125% 3/1/48 #	1,000,000	1,064,550
Northampton County Industrial Development Authority
(Route 33 Project) 7.00% 7/1/32	1,900,000	2,135,334
Port Authority of Allegheny County
5.75% 3/1/29	5,200,000	5,487,144
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	2,520,000	2,607,822
Series A-1 5.00% 7/1/58	4,500,000	4,728,375
Series A-2 4.329% 7/1/40	2,800,000	2,845,472

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Sports & Exhibition Authority of Pittsburgh & Allegheny
County
(Hotel Room Excise Tax) 5.00% 2/1/35 (AGM)	3,000,000	$3,065,400
Washington County Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project)
5.00% 7/1/35	1,500,000	1,595,175
		31,566,212
State General Obligation Bond - 3.30%
Commonwealth of Pennsylvania
5.00% 9/15/26	3,340,000	4,078,541
5.00% 7/15/28	3,255,000	4,105,564
5.00% 7/15/29	5,000,000	6,410,850
		14,594,955
Transportation Revenue Bonds - 8.16%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/47	5,000,000	5,965,300
Pennsylvania Economic Development Financing Authority
Exempt Facilities Revenue
(Amtrak Project)
Series A 5.00% 11/1/32 (AMT)	3,500,000	3,796,800
Series A 5.00% 11/1/41 (AMT)	5,000,000	5,365,650
Pennsylvania Turnpike Commission Revenue
Series A 5.00% 12/1/23	2,450,000	2,801,036
Series A 5.00% 12/1/49	2,000,000	2,453,780
Series C 5.00% 12/1/44	5,000,000	5,667,900
Philadelphia Airport Revenue
Series A 5.00% 7/1/47	3,750,000	4,442,363
Series B 5.00% 7/1/47 (AMT)	3,000,000	3,494,970
Susquehanna Area Regional Airport Authority Revenue
5.00% 1/1/35 (AMT)	800,000	927,464
5.00% 1/1/38 (AMT)	1,000,000	1,149,490
		36,064,753
Water & Sewer Revenue Bonds - 3.45%
Allegheny County Sanitary Authority
5.00% 12/1/28 (BAM)	2,345,000	2,782,952
Bucks County Water & Sewer Authority
5.00% 12/1/28 (AGM)	1,000,000	1,250,880
Series A 5.00% 12/1/37 (AGM)	780,000	902,873
Series A 5.00% 12/1/40 (AGM)	1,000,000	1,155,100
Philadelphia Water & Wastewater Revenue
Series A 5.00% 7/1/45	2,500,000	2,807,250
Series A 5.25% 10/1/52	1,000,000	1,200,850

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Schedule of investments

Delaware Tax-Free Pennsylvania Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pittsburgh Water & Sewer Authority
(Subordinate Revenue Refunding Bonds)
Series B 4.00% 9/1/34 (AGM)	1,000,000	$1,146,460
Series B 4.00% 9/1/35 (AGM)	300,000	342,906
Series B 5.00% 9/1/32 (AGM)	1,500,000	1,990,140
Series B 5.00% 9/1/33 (AGM)	1,250,000	1,680,588
		15,259,999
Total Municipal Bonds (cost $417,126,021)		443,638,047

Short-Term Investments – 0.24%
Variable Rate Demand Notes - 0.24%¤
Geisinger Authority Health System Revenue
(Geisinger Health System)
Series A 1.12% 5/15/35
(SPA - TD Bank, N. A. )	850,000	850,000
Series A 1.12% 10/1/43
(SPA - TD Bank, N. A. )	200,000	200,000
Total Short-Term Investments (cost $1,050,000)		1,050,000

Total Value of Securities – 100.60%
(cost $418,176,021)		444,688,047
Liabilities Net of Receivables and Other Assets – (0.60%)		(2,657,962)
Net Assets Applicable to 54,687,142 Shares Outstanding – 100.00%		$442,030,085

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $19,619,832, which represents
4.44% of the Fund’s net assets.

¤ Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Nov. 30, 2019.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.

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(Unaudited)

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
HUD – Housing and Urban Development Section 8
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar

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